Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Commitments And Contingencies
16.
Commitments and Contingencies

License and Collaboration Agreements

During 2018, the Company entered into an exclusive patent license agreement (the “license agreement”) with a term that continued unless terminated by the Company or the licensor. The license agreement contained annual license maintenance fee payments, milestone payments, as well as payments based on a percentage of net sales. Under the license agreement, the Company issued shares of its common stock to the licensor representing four percent of the Company’s capital stock on a fully diluted basis.

The license agreement obligated the Company to pay fixed annual license maintenance fees of $100 for the year ended December 31, 2023, and $100 per year thereafter until the Company or the licensor terminates the license.

The license agreement obligated the Company to pay fixed milestone payments upon the achievement of certain sales thresholds. The payments total $150, and the maximum sales threshold is $25,000. The Company did not trigger any payments to the licensor during the six months ended June 30, 2024 and 2023.

The license agreement obligated the Company to pay a royalty calculated as two percent of net sales. The license agreement also required the Company to make payments related to any sublicensing agreements, with varying amounts based on the type of sublicense. The Company paid $0 in royalties during the six months ended June 30, 2024 and 2023. On February 10, 2023, the Company terminated the license agreement by written notice to the licensor. Subsequent to the termination of the license agreement, all licensing rights held by the Company were forfeited to the licensor. The Company did not owe any accrued obligations or payments to the licensor after the license agreement was terminated.

Andretti Agreements

On February 10, 2022, the Company entered into a sponsorship agreement for marketing services to be provided by Andretti Autosport Holding Company, LLC (f/k/a Andretti Autosport Holding Company, Inc., “Andretti Global”). The total commitment under the sponsorship agreement is $8,000 and is due and payable over the period of February 2022 through July 2024. Through June 30, 2024, the Company has paid $3,500 under the agreement and for the three and six months ended June 30, 2024 and 2023, the Company recorded $696, $696, $1,391 and $1,391 in sales and marketing expense related to the sponsorship agreement. There was $3,750 included in accounts payable as of June 30, 2024 related to the sponsorship agreement. The remaining commitment of $750 will be due and payable in July 2024.

On March 28, 2024, the Company entered into a sponsorship agreement with Andretti Autosport 1, LLC, an affiliate of Andretti Global. The agreement expires on December 31, 2024. Subject to the agreement, the Company has committed to make payments under the sponsorship agreement in an amount totaling $1,000 due from July to November 2024.

Advisory and Other Agreements

In connection with the Merger, on September 13, 2023, the Company entered into an agreement with a third party for advisory services. In March 2024, the payment terms were amended to provide for a fee of $1,250, to be paid by the issuance of a Senior Secured Note with a principal amount of $1,000 and the remaining $250 in six monthly installments in cash of $42 per month commencing on May 15, 2024. During the six months ended June 30, 2024, the Company paid $84 to the third party.

On February 9, 2024, the Company entered into an engagement letter with an additional third party, as amended on February 27, 2024. The Company agreed to pay the third party a non-refundable cash fee of $1,800, payable by the Company in monthly payments of $113 over the Term (as defined in Note 3) with $300 of such payment waivable if the Company voluntarily prepays $1,500 to the third party prior to December 31, 2024. Upon the Closing of the Merger, the Company recognized $1,800 as transaction costs, which recorded as a reduction in additional paid-in capital. During the six months ended June 30, 2024, the Company paid $226 to the third party.

The following table reflects the Company’s obligations in connection with the aforementioned advisory and other agreements recorded in accounts payable, accrued expenses and other current liabilities, and non-current liabilities within the condensed consolidated balance sheet as of June 30, 2024. These obligations are expected to be fully repaid by December 31, 2025. Under certain circumstances each of the agreements contain certain prepayment features subject to the amount of proceeds raised as set forth in each agreement. During the six months ended June 30, 2024, the Company paid $1,084 under the agreements.

Year ending	Amount
2024 (remaining)	$3,232
2025	2,906
Total	$6,138

Collaborative Research Agreement

On February 12, 2024, the Company entered into a collaborative research agreement with a third party, pursuant to which the Company and the third party will partner to develop a quantum generative AI application and a hybrid solver over a three-month term. The Company will lead the development of the application. Following the completion of the initial three-month term, the third party will host the quantum generative AI application on its cloud service and provide support services for a period of 24 months. The Company has agreed to make payments in an aggregate amount equal to $2,063 to the third party over the agreement term as consideration for services rendered pursuant to the agreement, which will be due and payable from April 2024 to February 2027. The third party contributed $1,000 to the project in the form of a Senior Secured Note, which it did not elect to convert into the Company’s common stock upon the Closing of the Merger and remains outstanding.

Zapata Computing, Inc. [Member]
Other Commitments [Line Items]
Commitments And Contingencies

13. Commitments and Contingencies

License and Collaboration Agreements

During 2018, the Company entered into an exclusive patent license agreement (the “license agreement”), with a term that continued unless terminated by the Company or the licensor. The license agreement contained annual license maintenance fee payments, milestone payments, as well as payments based on a percentage of net sales. Under the license agreement, the Company issued shares of its common stock to the licensor representing four percent of the Company’s capital stock on a fully diluted basis.

The license agreement obligated the Company to pay fixed annual license maintenance fees of $100 for the year ended December 31, 2022, and $100 per year thereafter until the Company or the licensor terminates the license.

The license agreement obligated the Company to pay fixed milestone payments upon the achievement of certain sales thresholds. The payments total $150, and the maximum sales threshold is $25,000. The Company did not trigger any payments to the licensor during the years ended December 31, 2023, and 2022.

The license agreement obligated the Company to pay a royalty calculated as two percent of net sales. The license agreement also requires the Company to make payments related to any sublicensing agreements, with varying amounts based on the type of sublicense. The Company paid zero in royalties during the years ended December 31, 2023, and 2022. On February 10, 2023, the Company terminated the license agreement by written notice to the licensor. Subsequent to the termination of the license agreement, all licensing rights held by the Company were forfeited to the licensor. The Company did not owe any accrued obligations or payments to the licensor after the license agreement was terminated.

Andretti Agreements

On February 10, 2022, the Company entered into a sponsorship agreement for marketing services to be provided by Andretti Autosport Holding Company, LLC (f/k/a Andretti Autosport Holding Company, Inc., “Andretti Global”). The total commitment under the sponsorship agreement is $8,000 and is due and payable over the period of February 2022 through July 2024. Through December 31, 2023, the Company has paid $3,500 under the agreement and for the years ended December 31, 2023 and 2022, the Company recorded $2,783 and $2,435 respectively, in sales and marketing expense related to the sponsorship agreement. There was $1,500 included in accounts payable as of December 31, 2023 related to the sponsorship agreement. The remaining commitment of $3,000 will be due and payable from January to July 2024.

Advisory Agreement

On September 13, 2023, the Company entered into an agreement with a third party for advisory services to be provided in connection with a merger or similar transactions. Pursuant to the agreement, in the event of a merger with a special purpose acquisition company in which gross cash raised in the merger is below $40,000 the Company is obligated to pay the third party a cash fee of $750 at the closing date of such transaction and cause to be issued to the third party common stock of the special purpose acquisition company in an amount equal to $500. In March 2024, the payment terms were amended to provide for a cash fee of $1,250, to be paid by the issuance of a Senior Secured Note with a principal amount of $1,000 and the remaining $250 in six monthly installments in cash of $42 per month commencing on May 15, 2024. The Senior Secured Note issued to the third party has the same terms as the Senior Secured Notes issued to other noteholders. Additionally, in the event of an offering of securities by the Company, the third party is entitled to a cash placement fee equal to 5% of the aggregate purchase price paid by each purchaser of securities sold to investors introduced to the Company by the third party.